Employee benefits - Actuarial assumptions - Discount rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	3.25%	3.75%	0.80%
Bottom of range [member] | Not Later Than Ten Years [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	3.20%	3.20%
Discount rates, negative values (as a percent)			0.15%
Top of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	4.20%	3.85%	1.05%
Top of range [member] | Not Later Than Ten Years [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	4.15%	3.75%	0.40%